Consolidated statement of profit or loss - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated statement of profit or loss
Sales revenue	$ 91,881,204	$ 50,223,393	$ 71,488,512
Cost of sales	(55,581,776)	(37,567,472)	(44,972,360)
Gross profit	36,299,428	12,655,921	26,516,152
Administrative expenses	(3,342,069)	(3,373,150)	(2,151,599)
Operations and project expenses	(3,153,557)	(2,586,016)	(2,631,754)
Impairment of non-current assets	(33,351)	(633,156)	(1,762,437)
Other operating (expenses) income	(72,744)	1,118,166	1,056,796
Operating income	29,697,707	7,181,765	21,027,158
Financial results
Finance income	403,592	1,101,430	1,623,336
Finance expenses	(4,431,648)	(3,929,791)	(3,334,469)
Foreign exchange gain	330,002	346,774	40,639
Financial result	(3,698,054)	(2,481,587)	(1,670,494)
Share of profits of associates and joint ventures	426,164	76,336	366,904
Profit before income tax expense	26,425,817	4,776,514	19,723,568
Income tax expense	(8,795,263)	(2,038,661)	(4,718,413)
Net profit for the year	17,630,554	2,737,853	15,005,155
Net profit attributable to:
Owners of parent	15,649,143	1,586,677	13,744,011
Non-controlling interest	1,981,411	1,151,176	1,261,144
Net profit (loss) for the period	$ 17,630,554	$ 2,737,853	$ 15,005,155
Basic earnings per share	$ 380.60	$ 38.59	$ 334.27
Diluted earnings per share	$ 380.60	$ 38.59	$ 334.27